Income taxes - Summary of nature of deferred taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Total of items with a nature of deferred tax assets	€ 32,960	€ 24,886	€ 18,359
Total of items with a nature of deferred tax liabilities	(526)	(528)	(605)
Net total of deferred tax assets (liabilities)	0
GROSS AMOUNT
Income taxes
Net total of deferred tax assets (liabilities)	32,434	24,358	17,754
Unrecognized deferred tax
Income taxes
Net total of deferred tax assets (liabilities)	(32,434)	(24,358)	(17,754)
Temporary differences
Income taxes
Total of items with a nature of deferred tax assets	421	1,381	277
Total of items with a nature of deferred tax liabilities	(526)	(528)	(605)
Losses carried forward
Income taxes
Total of items with a nature of deferred tax assets	€ 32,539	€ 23,505	€ 18,082